Derivative Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

NOTE 11 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion prices and the exercise prices of the notes, Series-A preferred stock, and warrants described in Notes 8, 9 and 10 were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or they were variable. Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

As of June 30, 2018, and December 31, 2017, the derivative liabilities were valued using either a probability weighted average Monte Carlo pricing model or the Black Scholes pricing model with the following assumptions:

	June 30, 2018	Issued During 2018	December 31, 2017

Exercise Price	$0.59 – 1.50	$1.50	$1.10 – 1.25
Stock Price	$0.63	$1.09	$2.23
Risk-free interest rate	2.68-2.73%	2.83%	1.76-2.20%
Expected volatility	122 – 131%	171%	172%
Expected life (in years)	4.31 – 4.86	5.0	1.30 – 5.00
Expected dividend yield	0%	0%	0%

Warrants	$4,092,050	$7,677,406	$3,000,000
Convertible debt	-	-	3,633,000
Series-A Preferred Stock	-	-	782,000
Fair Value:	$4,092,050	$7,677,406	$7,415,000

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

During the three and six months ended June 30, 2018, the Company recognized $4,181,874 and $6,811,926, respectively, as other income, which represented the change in the fair value of the derivative from the respective prior period. In addition, during the three and six months ended June 30, 2018, the Company recognized $2,211,533 and 4,188,430, respectively, which represented the extinguishment of derivative liabilities, of which $1,715,173 and $2,389,437, respectively, was included in other income, and the remaining $496,350 and $1,799,003, respectively, was recorded to additional paid-in-capital. In addition, the Company recognized derivative liabilities of $7,677,406 upon issuance of warrants (see Note 8).

NOTE 9 – DERIVATIVE LIABILITY

The FASB has issued authoritative guidance whereby instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The conversion prices and the exercise prices of the notes, Series-A preferred stock, and warrants described in Notes 7 and 8 were not a fixed amount because they were either subject to an adjustment based on the occurrence of future offerings or events or they were variable. Since the number of shares is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In accordance with the FASB authoritative guidance, the conversion features have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

As of December 31, 2017, the derivative liabilities were valued using a probability weighted average Monte Carlo pricing model with the following assumptions:

	Issued During 2017	December 31, 2017

Exercise Price	$1.10 – 1.25	$1.10 – 1.25
Stock Price	$1.26 – 1.80	$2.23
Risk-free interest rate	1.53 – 2.03%	1.76 – 2.20%
Expected volatility	172%	172%
Expected life (in years)	1.49 – 5.00	1.30 – 5.00
Expected dividend yield	0%	0%

Warrants	$1,979,082	$3,000,000
Convertible debt	2,326,000	3,633,000
Series-A Preferred Stock	564,000	782,000
Fair Value:	$4,869,082	$7,415,000

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the conversion feature of the notes was based on the remaining term of the notes. The expected dividend yield was based on the fact that the Company has not customarily paid dividends in the past and does not expect to pay dividends in the future.

During the year ended December 31, 2017, the Company recognized $2,545,918 as the change in the fair value of the derivative from the respective prior period. In addition, the Company recognized derivative liabilities of $4,869,082 upon issuance of convertible notes and convertible preferred shares during the period.